CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' DEFICIT - Series D Preferred Share Issuance (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended				6 Months Ended	12 Months Ended
	Jul. 23, 2021	Apr. 02, 2019	Jun. 30, 2020	Mar. 31, 2020	Oct. 31, 2019	Apr. 30, 2019	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Convertible Notes converted to Series D convertible preferred shares		$ 271,984
Issuance of Class B common stock (in shares)	1,193,226,511
Series D
Class of Stock [Line Items]
Proceeds from issuance of preferred shares							$ 1,324,485	$ 1,311,548
Series D | Security Purchase Agreement
Class of Stock [Line Items]
Amount of shares issuable					$ 400,000
Proceeds from agreement received in tranches			$ 200,000	$ 200,000		$ 200,000
Convertible Notes converted to Series D convertible preferred shares									$ 272,000
Issuance of Class B common stock (in shares)			31,201,256	31,201,245					141,746,324
Shares issued, price per share									$ 6.15
Proceeds from issuance of preferred shares									$ 872,000
Share issuance costs recorded as noncurrent assets										$ 10,200
Share issuance costs incurred and recorded as an issuance cost in additional paid in capital									$ 300
Series D | First tranche
Class of Stock [Line Items]
Amount of shares issuable										200,000
Proceeds from agreement received in tranches			$ 200,000	$ 200,000		$ 200,000
Series D | Second tranche
Class of Stock [Line Items]
Amount of shares issuable										400,000
Proceeds from agreement received in tranches				$ 400,000	400,000
Series D | Third tranche
Class of Stock [Line Items]
Amount of shares issuable					$ 400,000					$ 400,000